Stockholders Equity - Additional Information (Detail) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Stockholders Equity Disclosure [Abstract]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001